SUPPLEMENTAL CASH FLOW INFORMATION - Non-cash investing and financing activities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Common shares issued pursuant to the acquisition of Gold Standard, credited to share capital with an offset to the assets acquired and liabilities assumed		$ 149,363
Replacement options issued pursuant to the acquisition of Gold Standard, credited to reserves with an offset to the assets acquired and liabilities assumed		1,647
Initial recognition of right of use assets, with an offset to lease obligation	$ 484	2,300
Stock options
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities	2,036	3,033
Restricted share units
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Shares issued	228	541
Deferred Stock Unit
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities		324
Warrants exercised
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities	$ 345	$ 5,143